SHAREHOLDERS' EQUITY (Schedule Of Share Based Compensation Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Equity-based compensation income	$ 24,452	$ 11,962	$ 12,845
Cost of Sales [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Equity-based compensation income	1,917	1,108	520
Research and Development Expenses [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Equity-based compensation income	3,166	1,554	2,264
Selling and Marketing Expenses [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Equity-based compensation income	17,302	8,274	9,398
General and Administrative Expenses [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Equity-based compensation income	$ 2,067	$ 1,026	$ 663